Exhibit 99.1

WRG Debt Funding IV, LLC
Venture Loan Backed Notes, Series 2020-1
Loan Agreed-Upon Procedures

Report To:
WestRiver Management, LLC
WRG Debt Funding IV, LLC

8 June 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

WestRiver Management, LLC
WRG Debt Funding IV, LLC
3720 Carillon Point
Kirkland, Washington 98033

Re:	WRG Debt Funding IV, LLC (the “Issuer”) Venture Loan Backed Notes, Series 2020-1 (the “Notes”) Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by WestRiver Management, LLC (the “Master Servicer”), Issuer and Guggenheim Securities, LLC (“Guggenheim,” together with the Master Servicer and Issuer, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of fractional undivided participation interests (the “Collateral Participations”) in commercial life sciences, technology and sponsor finance loans (the “Loans”) originated by WestRiver Innovation Lending Fund VIII, L.P. relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Master Servicer, on behalf of the Issuer, provided us with:
a.
An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Master Servicer, on behalf of the Issuer, indicated contains information relating the Loans as of 28 May 2020 (the “Statistical Calculation Date”),

b.
An electronic data file labeled “ABS Loan Tape - EY Audit (Starting Version) 5.28.2020.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that the Master Servicer, on behalf of the Issuer, indicated contains information relating to the Loans as of the Statistical Calculation Date or, with respect to the certain information for Loan Number (as defined in herein) 44, as of 5 June 2020,

c.
A schedule and the corresponding record layout and decode information, as applicable (the “Industry Decode Schedule”), that the Master Servicer, on behalf of the Issuer, indicated contains information relating to industry segment corresponding to each Loan,

d.
Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Alta Return Schedules”), that the Master Servicer, on behalf of the Issuer, indicated contain information relating to the:

i.	Lien position,
ii.	Initial draw date,
iii.	Current balance-WRG,
iv.	Accrued PIK amount and
v.	Senior commitment type
for each Loan,
e.
Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Credit Rating and Valuation Schedules”), that the Master Servicer, on behalf of the Issuer, indicated contain information relating to the:

i.	WRG risk rating,
ii.	Enterprise value and
iii.	Funding stage
for certain Loans,
f.
A schedule and the corresponding record layout and decode information, as applicable (the “Public Company EV Schedule”), that the Master Servicer, on behalf of the Issuer, indicated contains information relating to the enterprise value for each Loan with a funding stage value of “IPO,” as shown on the Provided Data Files (each, a “Public Company EV Loan”),

g.
Certain schedules the corresponding record layout and decode information, as applicable (collectively, the “SVB Loan Updates File,” together with the Industry Decode Schedule, Alta Return Schedules, Credit Rating and Valuation Schedules and Public Company EV Schedule, the “Schedules”), that the Master Servicer, on behalf of the Issuer, indicated contain information relating to the:

i.	Senior participation interest of SVB,
ii.	Commitment senior to WRG and
iii.	Amount outstanding senior to WRG
for certain Loans,

h.	Imaged copies of:
i.
The loan and security agreement, mezzanine loan and security agreement, credit agreement, mezzanine credit agreement, form of participation specification, MCO assignment agreement, loan modification letter, notice of borrowing or other related documents (collectively and as applicable, the “Agreement”),

ii.	The loan approval or addendum approval (collectively and as applicable, the “CAR Report”) and
iii.
The underwriting internal memo, internal credit memo or internal investment memo (collectively and as applicable, the “Underwriting Memo,” together with the Agreement and CAR Report, the “Source Documents,” and together with the Schedules, the “Sources”), as applicable, that the Master Servicer, on behalf of the Issuer, indicated relate to each Loan,
i.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
j.
The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that the Master Servicer, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Items 4. through 8. in Attachment A,

k.
The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which the Master Servicer, on behalf of the Issuer, instructed us to perform no procedures, and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 44 Loans on the Provided Data Files are referred to as Loan Numbers 1 through 44.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us by the Master Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Master Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 June 2020

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.
For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Master Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and in the succeeding paragraph(s) of this Item.

The Source(s) that the Master Servicer, on behalf of the Issuer, instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, the Master Servicer, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by the Master Servicer, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Master Servicer.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.	Using information on the:
a.	Data File and
b.	Updated Preliminary Data File,
for each Loan, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File.  All such compared information was in agreement.

Attachment A Page 2 of 3
4.	For each Loan, using the:
a.	Closing date, as shown on the Data File,
b.	Maturity date, as shown on the Data File, and
c.	Additional instruction(s) provided by the Master Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the original term for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to:
i.	Assume each year contains 360-days composed of twelve 30 day months and
ii.	Round the result obtained above to zero decimal places (XX).

5.	For each Loan, using the:
a.	Statistical Calculation Date,
b.	Maturity date, as shown on the Data File, and
c.	Additional instruction(s) provided by the Master Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the remaining term for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to:
i.	Assume each year contains 360-days composed of twelve 30 day months and
ii.	Round the result obtained above to zero decimal places (XX).

6.	For each Loan, using the:
a.	Original term and
b.	Remaining term,
both as shown on the Data File, we recalculated the seasoning for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 3 of 3
7.	For each Loan, using the:
a.	Global commitment pari passu to WRG (incl WRG), as shown on the Data File,
b.	Commitment senior to WRG, as shown on the Data File,
c.	Enterprise value, as shown on the Data File, and
d.	Additional instruction (s) provided by the Master Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the Global LTV (Obligor LTV Fully Drawn) for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to round the result obtained above to eight decimal places (XX.XXXXXXXX%).

8.	For each Loan, using the:
a.	Current balance-WRG, as shown on the Data File,
b.	WRG participation, as shown on the Data File,
c.	WRG lending, as shown on the Data File,
d.	Amount outstanding senior to WRG, as shown on the Data File,
e.	Enterprise value, as shown on the Data File, and
f.	Additional instruction (s) provided by the Master Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the Global LTV (Obligor LTV Funded Only) for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to round the result obtained above to eight decimal places (XX.XXXXXXXX%).

Exhibit 1 to Attachment A Page 1 of 10
Compared Characteristics and Sources

Compared Characteristic	Provided Data File Field Name	Source(s)	Note(s)

Issuer name	Issuer Name	Agreement or CAR Report	i., ii.
Industry	Industry	(a) CAR Report and Industry Decode Schedule or (b) Underwriting Memo and Industry Decode Schedule	ii., iii.
Location	State	CAR Report or Underwriting Memo	ii.
Loan type	Loan Type	CAR Report or Underwriting Memo	ii.
Lien position	Lien Position	Alta Return Schedules
Initial draw date	Initial Draw Date	Alta Return Schedules
Current balance-WRG	WRG Current Balance	Alta Return Schedules
Accrued PIK amount	Accrued PIK Amount	Alta Return Schedules
Senior commitment type	Senior Commitment Type	Alta Return Schedules	iv.
Closing date	Closing Date	Agreement	v.
WRG total commitment	WRG Total Commitment	Agreement and, if applicable, recalculation	vi.
Global commitment pari passu to WRG (incl WRG)	Global Loan Commitment	Agreement and, if applicable, recalculation	vii.
Interest rate	Current Rate	Agreement	viii., ix., x.
Day count convention	Interest Calculation Method	Agreement	viii.
Payment frequency	Payment Frequency	Agreement	viii., ix.
Index	Index (floating only)	Agreement	viii., ix., xi.
Spread	Spread (floating only)	Agreement	viii., ix., xii.
Floor	Floor (floating only)	Agreement	viii., ix., xii.
Interest type	Interest type (fixed or floating)	Agreement
Interest only period	IO Period	Agreement and, if applicable, recalculation	xiii.
Amortization type	Amort Type	Agreement	xiv.
Amortization start date	Current Amort Start Date	Agreement and, if applicable, recalculation	xv.
Amortization period	Amortization Period	Agreement and, if applicable, recalculation	xvi.

Exhibit 1 to Attachment A Page 2 of 10
Compared Characteristic	Provided Data File Field Name	Source(s)	Note(s)
Maturity date	Maturity Date	Agreement and, if applicable, recalculation	xvii.
End of term fees	End of Term Fees	Agreement and, if applicable, recalculation	xviii.
PIK interest rate	PIK Interest Rate	Agreement
Original currency	Original Currency	Agreement
WRG participation	WRG participation	Agreement	xix.
SVB participation	SVB participation	Agreement	xix.
WRG lending	WRG lending	Agreement	ix., xx.
SVB lending	SVB lending	Agreement	ix., xx.
WRG risk rating	WRG Risk Rating	Credit Rating and Valuation Schedules	xxi.
Enterprise value	Enterprise Value	(a) Credit Rating and Valuation Schedules, (b) Public Company EV Schedule, (c) CAR Report or (d) Underwriting Memo	xxii.
Funding stage	Funding Stage	Credit Rating and Valuation Schedules or CAR Report	xxiii.
Senior participation interest of SVB	SVB Senior Lending	SVB Loan Updates File or CAR Report	xxiv.
Commitment senior to WRG	Senior Commitment Amount	(a) SVB Loan Updates File and recalculation or (b) CAR Report	xxv.
Amount outstanding senior to WRG	Senior Commitment Outstanding	(a) SVB Loan Updates File and recalculation or (b) CAR Report	xxvi.

Exhibit 1 to Attachment A Page 3 of 10
Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Compared Characteristics for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviation, truncation or spelling errors (and in accordance with any other applicable note(s)).

iii.	For the purpose of comparing the industry Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to:
a.	Use the “SVB Sector” value or “SVB Niche” value, as applicable, both as shown in the applicable Source, and
b.	Note agreement in accordance with the decode information shown on the Industry Decode Schedule, as applicable.

We performed no procedures to reconcile any differences that may exist relating to the information in the applicable Source.

iv.
For the purpose of comparing the senior commitment type Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with a senior commitment type value of “None,” as shown on the Preliminary Data File (each, a “No Senior Commitment Type Loan”), if the corresponding senior commitment type value, as shown on the Alta Return Schedules, was <blank>.

v.
For the purpose of comparing the closing date Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with the earliest closing date, as shown in the Agreement.

vi.	For the purpose of comparing the WRG total commitment Compared Characteristic for each applicable Loan, the Master Servicer, on behalf of the Issuer, instructed us to:
a.	Sum each term loan commitment relating to the Master Servicer, as shown in the Agreement, or
b.	Multiply the:
(1)	Global commitment pari passu to WRG (incl WRG), as shown in the Agreement (and in accordance with any other note(s))
by
(2)	“Participant’s Percent of Participated Lender Loan (as of the Participation Transfer Effective Date,” as shown in the Agreement.

Exhibit 1 to Attachment A Page 4 of 10
Notes:  (continued)

vii.
For the purpose of comparing the global commitment pari passu to WRG (incl WRG) Compared Characteristic for each applicable Loan (except for Loan Number 43), the Master Servicer, on behalf of the Issuer, instructed us to sum each term loan commitment, as shown in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the global commitment pari passu to WRG (incl WRG) Compared Characteristic for Loan Number 43, the Master Servicer, on behalf of the Issuer, instructed us to use global commitment pari passu to WRG (incl WRG) value relating to “Tranche 2 Commitment” amount, as shown in the Agreement.

viii.
For the purpose of comparing the indicated Compared Characteristics for each Loan with a loan type value of “Sponsor Finance,” as shown on the Preliminary Data File, the Master Servicer, on behalf of the Issuer, instructed us to use the information corresponding to the Eurodollar loan/LIBOR loan terms, as described in the Agreement (and in accordance with any other applicable note(s)).

ix.
For the purpose of comparing the indicated Compared Characteristics for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the information, assumption and methodologies described in the Agreement (and in accordance with any other applicable note(s)).

x.
For the purpose of comparing the interest rate Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use corresponding interest rate index percentage shown in the decode table below corresponding to the index, as shown on the Preliminary Data File, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

Index	Index Percentage
Prime rate	3.25000%
1ML	0.30338%

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to use the information corresponding to:
a.	Pricing Level I, as described in the Agreement, for Loan Numbers 18, 22, 25 and 29 and
b.	Tranche 2, as described in the Agreement, for Loan Number 43
(and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 5 of 10
Notes:  (continued)

xi.
For the purpose of comparing the index Compared Characteristic, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with a value of <blank>, as shown on the Preliminary Data File, if the corresponding interest rate type value, as shown on the Preliminary Data File, was “fixed.”

xii.
For the purpose of comparing the indicated Compared Characteristics for each Loan with an interest rate type value of “fixed,” as shown on the Preliminary Data File, the Master Servicer, on behalf of the Issuer, instructed us to use the interest rate, as shown in the Agreement (and in accordance with any other applicable note(s)).

xiii.
For the purpose of comparing the interest only period Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the interest only period, as shown in the Agreement, or if the Agreement did not contain the interest only period, the Master Servicer, on behalf of the Issuer, instructed us to recalculate the interest only period using the information, assumption and methodologies described in the Agreement.

xiv.	For the purpose of comparing the amortization type Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to:
a.	Note agreement with an amortization type value of <blank>, as shown on the Preliminary Data File:
(1)	If such Loan has a balloon payment, which we determined using the information, assumption and methodologies described in the Agreement, and
(2)	For Loan Number 25, which the Master Servicer, on behalf of the Issuer, indicated that the Last Out Lender (as defined in the Agreement) will not receive any amortization over the life of the Loan,
b.
Note agreement with an amortization type value of “Straight Line,” as shown on the Preliminary Data File, if such Loan does not have a balloon payment, which we determined using the information, assumption and methodologies described in the Agreement, and

c.	Note agreement with an amortization type value of “Other,” as shown on the Preliminary Data File, for Loan Numbers:
(1)	15 and 19, which the Master Servicer, on behalf of the Issuer, indicated that the amortization start date is indeterminate, and
(2)	18 and 22, which the Master Servicer, on behalf of the Issuer, indicated that the principal payments are paid quarterly.

Exhibit 1 to Attachment A Page 6 of 10
Notes:  (continued)

xv.
For the purpose of comparing the amortization start date Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the amortization start date, as shown in the Agreement, or if the Agreement did not contain the amortization start date, the Master Servicer, on behalf of the Issuer, instructed us to recalculate the amortization start date using the information, assumption and methodologies described in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to:
a.	Use the earliest amortization start date, as shown in the Agreement, if the Agreement contained more than one amortization start date,
b.
Note agreement with an amortization start date value of <blank>, as shown on the Preliminary Data File, if such Loan has a balloon payment, as described in the Agreement (and in accordance with any other applicable note(s)),

c.	Note agreement with an amortization start date value of <blank>, as shown on the Preliminary Data File, for Loan Number(s):
(1)	15 and 19, which the Master Servicer, on behalf of the Issuer, indicated that the amortization start date is indeterminate, and
(2)	25, which the Master Servicer, on behalf of the Issuer, indicated that the Last Out Lender will not receive any amortization over the life of the Loan.

xvi.
For the purpose of comparing the amortization period Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the amortization period, as shown in the Agreement, or if the Agreement did not contain the amortization period, the Master Servicer, on behalf of the Issuer, instructed us to recalculate the amortization period using the information, assumption and methodologies described in the Agreement.

Exhibit 1 to Attachment A Page 7 of 10
Notes:  (continued)

xvii.
For the purpose of comparing the maturity date Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the maturity date, as shown in the Agreement, or if the Agreement did not contain the maturity date, the Master Servicer, on behalf of the Issuer, instructed us to recalculate the maturity date using the information, assumption and methodologies described in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Master Servicer, on behalf of the Issuer, instructed us to use the earliest maturity date, as shown in the Agreement, if the Agreement contained more than one maturity date.  We performed no procedures to reconcile any differences that may exist relating to the information in the Agreement.

xviii.
For the purpose of comparing the end of term fees Compared Characteristic for each Loan, the Master Servicer, on behalf of the Issuer, instructed us to use the end of term fees, as shown in the Agreement, or if the applicable Agreement did not contain the end of term fees, the Master Servicer, on behalf of the Issuer, instructed us to recalculate the end of term fees by dividing the:

a.	Final payment amount, as shown in the Agreement,
by
b.	Global commitment pari passu to WRG (incl WRG), as shown in the Agreement, (and in accordance with any other applicable note(s)).

xix.
The Master Servicer, on behalf of the Issuer, instructed us not to compare the indicated Compared Characteristics for each Loan with a participation value of “No,” as shown on the Preliminary Data File.

xx.
The Master Servicer, on behalf of the Issuer, instructed us not to compare the indicated Compared Characteristics for each Loan with a participation value of “Yes,” as shown on the Preliminary Data File.

xxi.
For the purpose of comparing the WRG risk rating Compared Characteristic for each Loan (except for Loan Numbers 5, 6, 15, 21, 31 and 44), the Master Servicer, on behalf of the Issuer, instructed us to use the Credit Rating and Valuation Schedules as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the WRG risk rating Compared Characteristic for Loan Numbers 5, 6, 15, 21, 31 and 44, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with the WRG risk rating value of “1,” as shown on the Preliminary Data.

Exhibit 1 to Attachment A Page 8 of 10
Notes:  (continued)

xxii.
For purpose of comparing the enterprise value Compared Characteristic for each Loan (except for Public Company EV Loans and Loan Numbers 5, 6, 10, 15, 21, 31 and 44), the Master Servicer, on behalf of the Issuer, instructed us to use the Credit Rating and Valuation Schedules as the Source.

For each purpose of comparing the enterprise value Compared Characteristic for each Public Company EV Loan, the Master Servicer, on behalf of the Issuer, instructed us to the enterprise value, as shown on the Public Company EV Schedule, as of 30 April 2020.

For the purpose of comparing the enterprise value Compared Characteristic for Loan Numbers 5, 6, 10, 21 and 44, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source and that the information, as shown in the CAR Report, is in millions ($).

For the purpose of comparing the enterprise value Compared Characteristic for Loan Number 15, the Master Servicer, on behalf of the Issuer, instructed us to use the Underwriting Memo as the Source and that the information, as shown in the Underwriting Memo, is in millions ($).

For the purpose of comparing the enterprise value Compared Characteristic for Loan Number 31, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source and that the information, as shown in the CAR Report, is in billions ($).

xxiii.
For the purpose of comparing the funding stage Compared Characteristic for each Loan (except for Loan Numbers 5, 6, 15, 21, 31 and 44), the Master Servicer, on behalf of the Issuer, instructed us to use the Credit Rating and Valuation Schedules as the Source.

For the purpose of comparing the funding stage Compared Characteristic for Loan Numbers 5, 6, 21, 31 and 44, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source.

For the purpose of comparing the funding stage Compared Characteristic for Loan Number 15, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with a funding stage value of “Later Stage,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A Page 9 of 10
Notes:  (continued)

xxiv.
For purpose of comparing the senior participation interest of SVB Compared Characteristic for each Loan (except for the No Senior Commitment Type Loans and Loan Number 44), the Master Servicer, on behalf of the Issuer, instructed us to use the SVB Loan Updates File as the Source.

For purpose of comparing the senior participation interest of SVB Compared Characteristic for each No Senior Commitment Type Loan, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with a senior participation interest of SVB value of <blank>, as shown on the Preliminary Data File.

For the purpose of comparing the senior participation interest of SVB Compared Characteristic for Loan Number 44, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source.

xxv.
For purpose of comparing the commitment senior to WRG Compared Characteristic for each Loan (except for the No Senior Commitment Type Loans and Loan Number 44), the Master Servicer, on behalf of the Issuer, instructed us to recalculate the commitment senior to WRG by adding the:

a.	“Senior LOC Commitment”
to
b.	“Senior TL Commitment,”
both as shown on the SVB Loan Updates File.

For the purpose of comparing the commitment senior to WRG Compared Characteristic for each No Senior Commitment Type Loan, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with a commitment senior to WRG value of “0.00,” as shown on the Preliminary Data File.

For the purpose of comparing the commitment senior to WRG Compared Characteristic for Loan Number 44, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source.

Exhibit 1 to Attachment A Page 10 of 10
Notes:  (continued)

xxvi.
For purpose of comparing the amount outstanding senior to WRG Compared Characteristic for each Loan (except for the No Senior Commitment Type Loans and Loan Number 44), the Master Servicer, on behalf of the Issuer, instructed us to recalculate the amount outstanding senior to WRG by adding the:

a.	“Senior LOC Outstanding”
to
b.	“Senior TL Outstanding,”
both as shown on the SVB Loan Updates File.

For the purpose of comparing the amount outstanding senior to WRG Compared Characteristic for each No Senior Commitment Type Loan, the Master Servicer, on behalf of the Issuer, instructed us to note agreement with an amount outstanding senior to WRG value of “0.00,” as shown on the Preliminary Data File.

For the purpose of comparing the amount outstanding senior to WRG Compared Characteristic for Loan Number 44, the Master Servicer, on behalf of the Issuer, instructed us to use the CAR Report as the Source.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Master Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristic

Loan #
Company Name
Loan Pool
Loan Group
Loan Product
Country
Loan Originator
Loan Admin Agent
US Obligor
Participation
WRG > SVB Hold
Control Position
WRG Funded to Date
Global Funded to Date
WRG Current Commitment
Global Current Commitment
Exit Fee %
Annualized Final Pay
Total Global Commitments
Remaining Amort Period
CF Yield
IO > 30 (LS only)
Remaining IO Period
Original ABS Balance
Current ABS Balance
Principal Amount
Obligor Balance
ABS Balloon
Balloon % >15%
ABS Exit Fee
Material Foreign Subsidiary
Loan Balance in Original Currency (for non-USD denominated loans)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.